Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Morgan Stanley Mortgage Securities Trust (Prospectus Summary): | Morgan Stanley Mortgage Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Supplement Text	ck0000806564_SupplementTextBlock	Morgan Stanley January 14, 2013 Supplement SUPPLEMENT DATED JANUARY 14, 2013 TO THE PROSPECTUS OF MORGAN STANLEY MORTGAGE SECURITIES TRUST Dated February 29, 2012
Shareholder Fees, Caption	rr_ShareholderFeesCaption	The following table replaces the "Shareholder Fees" table with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Shareholder Fees," effective February 25, 2013:
Operating Expenses, Caption	rr_OperatingExpensesCaption	Effective February 25, 2013, the 12b-1 fee for the Class L shares of the Fund will be reduced from 0.85% to 0.50%. Accordingly, the following table replaces the "Annual Fund Operating Expenses" table with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses," effective February 25, 2013:
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Example:"
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	Additionally, all references elsewhere in the Prospectus to a 12b-1 fee of 0.85% for Class L shares will be replaced with 0.50%.
Supplement Closing	ck0000806564_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Morgan Stanley Mortgage Securities Trust | Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Advisory Fee	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,813

[1]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund’s Class L shares from 0.85% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and Service (12b-1) Fees shown in the table above have been restated to reflect such change.